Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2024	Apr. 30, 2023
Current Assets
Cash	$ 21,100	$ 14,306
Restricted cash	110	110
Accounts receivable	13,818	0
Short-term investments	9,143	38,340
Inventories	187,090	85,561
Prepaids and other receivables	490	511
Total current assets	231,751	138,828
Non-current Assets
Right-of-use asset	181	96
Royalties	46,771	46,864
Total non-current Assets	46,952	46,960
Total Assets	278,703	185,788
Current Liabilities
Accounts payable and accrued liabilities	1,202	549
Other payables	1,519	0
Government loan payable	0	40
Margin loan payable	0	9,726
Current portion of lease liability	37	21
Total current liabilities	2,758	10,336
Non-current Liability
Non-current portion of lease liability	156	83
Total Non-current liability	156	83
Total Liabilities	2,914	10,419
Equity
Issued Capital	244,397	167,277
Reserves	6,316	6,319
Retained earnings/(accumulated deficit)	22,522	(11,855)
Accumulated other comprehensive income	2,554	13,628
Total equity	275,789	175,369
Total Liabilities and Equity	$ 278,703	$ 185,788